Capital Stock	12 Months Ended
Nov. 30, 2021
Capital Stock
Capital Stock

10. Capital stock

Authorized, issued and outstanding

(a) The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2021, the Company had 33,092,665(November 30, 2020 - 23,678,105) common shares issued and outstanding and no preference shares issued and outstanding. Two officers and directors of the Company owned directly and through their family holding company 578,131 (November 30, 2020 - 578,131) common shares or approximately 1.7% (November 30, 2020 - 2.4%) of the issued and outstanding common shares of the Company as at November 30, 2021.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Holders of common shares of the Company are entitled to receive, as and when declared by the board of directors of the Company, dividends in such amounts as shall be determined by the board.

The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

Authorized, issued and outstanding (continued)

(b) In March 2018, the Company completed two registered direct offerings of an aggregate of 883,333common shares at a price of $6.00per share. The Company also issued to the investors warrants to purchase an aggregate of 441,666common shares (the “March 2018 Warrants”). The warrants became exercisable six months following the closing date, will expire 30 months after the date they became exercisable, and have an exercise price of $6.00 per common share. The Company also issued to the placement agents warrants to purchase 44,166common shares at an exercise price of $7.50 per share (the “March 2018 Placement Agent Warrants”). The holders of March 2018 Warrants and March 2018 Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The March 2018 Warrants and March 2018 Placement Agent Warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC Topic 480.

The Company recorded $4,184,520as the value of common shares under Capital stock and $1,115,480as the value of the March 2018 Warrants under Additional paid-in capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 14.

The direct costs related to the issuance of the common shares and warrants were $831,357 including the cost of warrants issued to the placement agents. These direct costs were recorded as an offset against consolidated statements of shareholders’ equity (deficiency) with $656,383 being recorded under Capital stock and $174,974being recorded under Additional paid-in capital.

(c) In October 2018, the Company completed an underwritten public offering in the United States, resulting in the sale to the public of 827,970Units at $0.75per Unit, which were comprised of one common share and one warrant (the “2018 Unit Warrants”) exercisable at $0.75 per share. The Company concurrently sold an additional 1,947,261 common shares and warrants to purchase 2,608,695 common shares exercisable at $0.75 per share (the “2018 Option Warrants’) pursuant to the overallotment option exercised in part by the underwriter. The price of the common shares issued in connection with exercise of the overallotment option was $0.74 per share and the price for the warrants issued in connection with the exercise of the overallotment option was $0.01 per warrant, less in each case the underwriting discount. In addition, the Company issued 16,563,335 pre-funded units (“2018 Pre-Funded Units’), each 2018 Pre-Funded Unit consisting of one pre-funded warrant (a “2018 Pre-Funded Warrant”) to purchase one common share and one warrant (a “2018 Warrant”, and together with the 2018 Unit Warrants and the 2018 Option Warrants, the “2018 Firm Warrants”) to purchase one common share. The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised. The Company also issued warrants to the placement agents to purchase 1,160,314 common shares at an exercise price of $0.9375 per share (the “October 2018 Placement Agent Warrants”), which were exercisable immediately upon issuance. In aggregate, the Company issued 2,775,231 common shares, 16,563,335 2018 Pre-Funded Warrants and 20,000,000 2018 Firm Warrants in addition to 1,160,314 October 2018 Placement Agent Warrants.

The Company raised $14,344,906 in gross proceeds as part of October 2018 underwritten public offering. The Company recorded $1,808,952 as the value of common shares under Capital stock and $279,086 as the value of the 2018 Firm Warrants and $12,256,868 as the value of the 2018Pre-Funded Warrants under Additional paid-in capital in the consolidated statements of shareholders’ equity (deficiency).

The direct costs related to the issuance of the common shares and warrants issued in October 2018 were $2,738,710 including the cost of October 2018 Placement Agent Warrants in the amount of $461,697. These direct costs were recorded as an offset against the consolidated statements of shareholders’ equity (deficiency) with $345,363 being recorded under Capital stock and $2,393,347 being recorded under Additional paid-in capital.

Authorized, issued and outstanding (continued)

During the year ended November 30, 2020, 1,592,249 common shares were issued upon the exercise of 2018 Pre-Funded Warrants (2019 - 2,793,334) for proceeds of $Nil (2019 - $27,953) and the Company recorded a charge of $583,180 (2019 - $979,705) from Additional paid-in capital to common shares under Capital stock. During the year ended November 30, 2019, 1,030,000 common shares were also issued in respect of 2018 Pre-Funded Warrants which were exercised as of November 30, 2018 but for which common shares were not yet issued as of November 30, 2018. The Company has disclosed the terms used to value these warrants in Note 14.

(d) In July 2019, the company issued 10,279 common shares due to the exercise of 10,279 Deferred Share Units. The Company recorded a charge of $225,612 from Additional paid-in capital to common shares under Capital stock.

(e) In April 2021, the Company completed a private placement offering of an aggregate of 9,414,560 common shares at a price of CAD$0.41 per Common Share. The Company recorded $3,069,448 as the value of common shares under Capital stock in the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency). The direct costs related to the issuance of the common shares were $38,220. These direct costs were recorded as an offset against the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency).